Cost of services	12 Months Ended
Dec. 31, 2025
Cost of services
Cost of services

6       Cost of services

	2025	2024	2023
Salaries and social security contributions (1)	(245,334)	(251,805)	(185,920)
Concession fees (2)	(220,622)	(210,601)	(156,245)
Amortization and depreciation (3)	(197,435)	(175,118)	(123,679)
Construction services cost	(193,499)	(216,834)	(138,271)
Maintenance expenses	(180,966)	(175,304)	(109,983)
Cost of fuel	(114,001)	(98,689)	(113,067)
Services and fees	(67,887)	(69,894)	(56,642)
Office expenses	(14,562)	(16,034)	(9,744)
Taxes	(5,009)	(5,409)	(2,355)
Others	(33,048)	(17,645)	(18,771)
	(1,272,363)	(1,237,333)	(914,677)

(1) At the year-end, the number of employees was 6.3 thousand in 2025, and 6.1 thousand in 2024 and 2023.

(2) Includes depreciation for fixed concession assets fees, included within the depreciation in Note 12, of USD 20,034 for the year ended December 31, 2025 (USD 19,936 and USD 20,715 for the year ended December 31, 2024 and 2023 respectively).

(3) Includes depreciation of leases of USD 3,019 for the year ended December 31, 2025 (USD 2,572 and USD 2,464 for the year ended December 31, 2024 and 2023 respectively).